Summary of Significant Accounting Policies, Employee Benefits (Details) - Plan 401K [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Employee Benefits [Abstract]
Percentage of matching contributions	100.00%
Percentage of matching contributions	5.00%
Defined contribution plan	$ 85,946
Maximum [Member]
Employee Benefits [Abstract]
Percentage of matching contributions	5.00%